Note 3 - Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.  INVENTORIES

The major components of inventory were as follows

	March 31, 2014	December 31, 2013
Finished goods	$48,072	$58,360
Raw materials and supplies	29,736	29,870
Equipment	2,062	1,388
Total inventory, net	$79,870	$89,618

In connection with the MacDermid Acquisition, the fair value assessment of inventory resulted in an increase to finished goods of $35,868 consisting of $23,992 charged through earnings in the prior year and $11,956 charged through the Condensed Consolidated Statement of Operations in the three months ended March 31, 2014 based on our estimated inventory turnover.

3.  INVENTORIES

The major components of inventory were as follows

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Finished goods	$58,360	$46,820
Raw materials and supplies	29,870	27,657
Equipment	1,388	1,616
Total inventory, net	$89,618	$76,093

In connection with the MacDermid Acquisition, finished goods were marked up by $35,868 to reflect fair value. Of this amount, $23,912 was charged through the Consolidated Statement of Operations in the Successor 2013 period based on our estimated inventory turnover. The remaining portion of the mark up of $11,956 is included in finished goods at December 31, 2013.